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The Ambassador Fund

The Ambassador Fund (the “Fund”)

(Ticker Symbol: EMPIX)

A series of Investment Managers Series Trust II

Supplement dated March 17, 2023, to the currently effective

Prospectus.

Effective immediately, the “Fees and Expenses of the Fund” and “Example” sections in the Fund’s summary section of the Prospectus are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Ambassador Fund The Ambassador Fund Shares
Management fees	1.20%
Interest expenses	0.20%	[1]
All other expenses	1.16%
Other expenses	1.36%
Acquired fund fees and expenses	0.02%
Total annual fund operating expenses	2.58%	[2]
Fees waived and/or expenses reimbursed	(1.03%)	[2],[3],[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.55%	[2],[3],[4]
[1]	“Interest expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/ or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	Restated to reflect the current operating expense limitation agreement with the Fund’s advisor.
[4]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, shareholder servicing fees, taxes, interest on borrowings other than commitment fees associated with borrowing arrangements, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40% of the average daily net assets of the Fund. This agreement is in effect until February 29, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Ambassador Fund | The Ambassador Fund Shares | USD ($)	158	704	1,278	2,838

Effective immediately, the following paragraph replaces (i) the sixth paragraph under the “Summary Section – Principal Investment Strategies” section of the Fund’s Prospectus, and (ii) the 11th paragraph under the “More About the Fund’s Investment Objective, Principal Investment Strategies and Risks – Principal Investment Strategies” section of the Fund’s Prospectus:

The Cat Bonds and other insurance-linked securities in which the Fund seeks to invest substantially all of its assets are typically only available to “qualified institutional buyers” (or “QIBs”), as defined in Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). To qualify as a QIB, the Fund generally must have at least $100 million in assets or qualify under another provision of the QIB definition under Rule 144A. Consequently, there may be periods when the Fund may not have sufficient access to Cat Bonds and other insurance-linked securities, which may prevent the Fund from achieving its investment objective. In circumstances when the Fund does not qualify as a QIB, it may invest in other securities, including common or preferred equity in insurance or reinsurance company issuers, and fully-collateralized, investment grade notes linked to insurance or reinsurance or other securities.

Effective immediately, the following paragraph is inserted as (i) the eighth paragraph under the “Summary Section – Principal Investment Strategies” section of the Fund’s Prospectus, and (ii) the 13th paragraph under the “More About the Fund’s Investment Objective, Principal Investment Strategies and Risks – Principal Investment Strategies” section of the Fund’s Prospectus:

The Fund may temporarily utilize leverage (by borrowing against a line of credit for investment purposes) of up to one-third of the Fund’s total assets as part of the portfolio management process. The borrowed amounts will be collateralized using U.S. Treasury Bills.

Effective immediately, the following paragraph replaces the “QIB Qualification Risk” in the “Summary Section – Principal Risks of Investing” and “More About the Fund’s Investment Objective, Principal Investment Strategies and Risks – Principal Risks of Investing” sections of the Fund’s Prospectus:

•	QIB Qualification Risk: The Cat Bonds and other insurance-linked securities in which the Fund seeks to invest substantially all of its assets are typically only available to “qualified institutional buyers” (or “QIBs”), as defined in Rule 144A under the 1933 Act. To qualify as a QIB, the Fund generally must have at least $100 million in assets or qualify under another provision of the QIB definition under Rule 144A. Upon commencing operations and potentially during future periods, the Fund may not qualify as a QIB. Consequently, there may be periods when the Fund may not have sufficient access to Cat Bonds and other insurance linked securities, which may prevent the Fund from achieving its investment objective.

Effective immediately, the following paragraphs are inserted in the “Summary Section – Principal Risks of Investing” and “More About the Fund’s Investment Objective, Principal Investment Strategies and Risks – Principal Risks of Investing” sections of the Fund’s Prospectus:

•	Leverage Risk: Leverage created from borrowing or certain types of transactions or instruments can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in a significant loss of assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with its use of leverage.

•	Borrowing Risk: The Fund intends to borrow for investment purposes. Borrowing creates leverage and results in expenses that will be borne by the Fund and may reduce the Fund's return. Borrowing for investment purposes may result in adverse consequences to shareholders, including, but not limited to (i) greater fluctuations in the Fund’s NAV; (ii) use of cash flow for debt service (i.e., distributions to shareholders may be subordinated to payments required in connection with any borrowing); and (iii) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants.